Equity Securities (Tables)	12 Months Ended
Dec. 31, 2021
Equity Securities [Abstract]
Equity Securities
Table 6.1 provides a summary of our equity securities by business purpose and accounting method.
Table 6.1: Equity Securities

(in millions)	Dec 31, 2021	Dec 31, 2020
Held for trading at fair value:
Marketable equity securities (1)	$27,476	23,032
Not held for trading:
Fair value:
Marketable equity securities	2,578	1,564
Nonmarketable equity securities (2)	9,044	9,413
Total equity securities at fair value	11,622	10,977
Equity method:
Private equity	3,077	2,960
Tax-advantaged renewable energy	4,740	3,481
New market tax credit and other	379	409
Total equity method	8,196	6,850
Other methods:
Low-income housing tax credit investments	12,314	11,353
Private equity (3)	9,694	4,208
Federal Reserve Bank stock and other at cost (4)	3,584	3,588
Total equity securities not held for trading	45,410	36,976
Total equity securities	$72,886	60,008
(1)    Represents securities held as part of our customer accommodation trading activities. For additional information on these activities, see Note 2 (Trading Activities).
(2)    Substantially all of these securities are economically hedged with equity derivatives.
(3)    Represents nonmarketable equity securities accounted for under the measurement alternative, which were predominantly securities associated with our affiliated venture capital business.
(4)    Substantially all relates to investments in Federal Reserve Bank stock at both December 31, 2021, and December 31, 2020.

Net Gains (Losses) from Equity Securities Not Held for Trading	Table 6.2 provides a summary of the net gains and losses from equity securities not held for trading, which excludes equity method adjustments for our share of the investee’s earnings or losses that are recognized in other noninterest income. Gains and losses for securities held for trading are reported in net gains on trading and securities.
Table 6.2: Net Gains (Losses) from Equity Securities Not Held for Trading

	Year ended December 31,
(in millions)	2021	2020	2019
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$(202)	63	1,067
Nonmarketable equity securities	(188)	1,414	2,413
Total equity securities carried at fair value	(390)	1,477	3,480
Net gains (losses) from nonmarketable equity securities not carried at fair value (1):
Impairment write-downs	(121)	(1,655)	(245)
Net unrealized gains (2)(3)	4,862	1,651	567
Net realized gains on sale (3)	1,581	359	1,161
Total nonmarketable equity securities not carried at fair value	6,322	355	1,483
Net gains (losses) from economic hedge derivatives	495	(1,167)	(2,120)
Total net gains (losses) from equity securities not held for trading	$6,427	665	2,843
(1)Includes impairment write-downs, net unrealized gains, and net realized gains on sale related to private equity and venture capital investments in consolidated portfolio companies, which are not reported in equity securities on our consolidated balance sheet.
(2)Includes unrealized gains (losses) due to observable price changes from equity securities accounted for under the measurement alternative.
(3)During the year ended December 31, 2021, we recognized $442 million of gains (including $293 million of unrealized gains) related to the partial sale of a nonmarketable equity investment to an unrelated third-party that resulted in the deconsolidation of a consolidated portfolio company. Our retained investment in nonmarketable equity securities of the formerly consolidated portfolio company was remeasured to fair value. For information about the technique and inputs used in the remeasurement, see Note 17 (Fair Values of Assets and Liabilities).

Net Gains (Losses) from Measurement Alternative Equity Securities	Table 6.3 provides additional information about the impairment write-downs and observable price changes from nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 6.2.
Table 6.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2021	2020	2019
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains due to observable price changes	$4,569	1,651	584
Gross unrealized losses due to observable price changes	—	—	(17)
Impairment write-downs	(109)	(954)	(116)
Realized net gains from sale	456	38	163
Total net gains recognized during the period	$4,916	735	614

Measurement Alternative Cumulative Gains (Losses)
Table 6.4 presents cumulative carrying value adjustments to nonmarketable equity securities accounted for under the measurement alternative that were still held at the end of each reporting period presented.
Table 6.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2021	2020	2019
Cumulative gains (losses):
Gross unrealized gains due to observable price changes	$6,278	2,356	973
Gross unrealized losses due to observable price changes	(3)	(25)	(42)
Impairment write-downs	(821)	(969)	(134)

LIHTC Investments	Table 6.5 summarizes the amortization of the investments and the related tax credits and other tax benefits that are recognized in income tax expense/(benefit) on our consolidated statement of income. We are periodically required to provide additional financial support during the investment period. A liability is recognized for unfunded commitments that are both legally binding and probable of funding. These commitments are predominantly funded within three years of initial investment. Our liability for these unfunded commitments was $4.9 billion at December 31, 2021, and $4.2 billion at December 31, 2020. This liability for unfunded commitments is included in long-term debt on our consolidated balance sheet.
Table 6.5: LIHTC Investments (1)

	Year ended December 31,
(in millions)	2021	2020	2019
Proportional amortization of investments	$1,545	1,407	1,276
Tax credits and other tax benefits	(1,783)	(1,639)	(1,490)
Net expense/(benefit) recognized within income tax expense	$(238)	(232)	(214)
(1)In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).